DEBT - Contractual maturities of the group's long-term debt (Details) ¥ in Millions	Dec. 31, 2024 CNY (¥)
Contractual maturities
2025	¥ 880
2026	4,057
2027	222
2028	153
2029	37
Thereafter	77
Total	¥ 5,426